UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-3896

FPA Perennial Fund, Inc.
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA Perennial Fund, Inc., 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant's telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2005

ITEM 1. Schedule of Investments.

FPA Perennial Fund, Inc.

Portfolio of Investments

September 30, 2005 (unaudited)

	Shares or
	Principal
COMMON STOCKS	Amount	Value

BUSINESS SERVICES & SUPPLIES — 14.9%
Brady Corporation (Class A)	115,000	$3,558,100
CDW Corporation*	235,000	13,846,200
Charles River Laboratories International, Inc.*	335,000	14,612,700
Invitrogen Corporation*	131,300	9,877,699
Landauer, Inc.	10,000	490,000
Manpower Inc.	140,000	6,214,600
ScanSource Inc.*	320,000	15,596,800
		$64,196,099
TECHNOLOGY — 12.2%
Cognex Corporation	438,000	$13,170,660
Microchip Technology Incorporated	155,000	4,668,600
Plantronics, Inc.	493,200	15,195,492
SanDisk Corporation*	405,000	19,541,250
		$52,576,002
HEALTH CARE — 10.5%
AmSurg Corp.*	140,000	$3,830,400
Bio-Rad Laboratories, Inc.*	113,300	6,230,367
Health Management Associates, Inc.	435,000	10,209,450
Lincare Holdings, Inc.*	330,000	13,546,500
Renal Care Group, Inc.*	246,200	11,650,184
		$45,466,901
ENERGY — 10.0%
Cal Dive International, Inc.*	287,500	$18,230,375
Noble Corporation	230,000	15,745,800
Tidewater Inc.	185,000	9,003,950
		$42,980,125
PRODUCER DURABLES — 9.3%
Graco Inc.	230,000	$7,884,400
HNI Corporation	124,400	7,491,368
IDEX Corporation	110,000	4,680,500
Oshkosh Truck Corporation	215,000	9,279,400
Zebra Technologies Corporation (Class A)*	270,000	10,554,300
		$39,889,968
FINANCIAL — 7.1%
Brown & Brown, Inc.	210,000	$10,434,900
First American Corporation, The	95,000	4,338,650
Gallagher & Co., Arthur J.	265,000	7,634,650
North Fork Bancorporation, Inc.	330,000	8,415,000
		$30,823,200
RETAILING — 7.0%
CarMax, Inc.*	432,487	$13,523,868
CEC Entertainment, Inc.*	105,000	3,334,800
O’Reilly Automotive, Inc.*	480,000	13,526,400
		$30,385,068
CONSUMER DURABLES — 3.3%
Briggs & Stratton Corporation	285,000	$9,858,150
Polaris Industries Inc.	90,000	4,459,500
		$14,317,650
TRANSPORATION — 3.1%
Heartland Express, Inc.	515,000	$10,475,100
Knight Transporation, Inc.	125,000	3,045,000
		$13,520,100

MATERIALS — 1.9%
Engelhard Corporation	292,500	$8,163,675

TOTAL COMMON STOCKS — 79.3% (Cost$251,904,879)		$342,318,788

SHORT-TERM INVESTMENTS — 20.2% (Cost $86,961,027)
Short-term Corporate Notes:
Rabobank USA Financial Corporation — 3.87% 10/3/05	$8,655,000	$8,653,139
Federal Home Loan Bank Discount Note — 3.55% 10/7/05	10,706,000	10,699,666
Shell Finance (UK) Ltd. — 3.58% 10/17/05	17,000,000	16,972,951
3M Company — 3.65% 10/21/05	14,777,000	14,747,036
Toyota Motor Credit Corporation — 3.72% 10/28/05	18,000,000	17,949,780
E.I. Dupont De Nemours & Co. — 3.73% 11/3/05	18,000,000	17,938,455
TOTAL SHORT-TERM INVESTMENTS		$86,961,027

TOTAL INVESTMENTS — 99.5% (Cost $338,865,906)(A)		$429,279,815
Other assets and liabilities, net — 0.5%		2,358,668
TOTAL NET ASSETS — 100%		$431,638,483

*Non-income producing security

(A)	The cost stated also approximates the aggregate cost for Federal income tax purposes. Net unrealized appreciation consists of:
	Gross unrealized appreciation:	$91,008,506
	Gross unrealized depreciation:	594,597
	Net unrealized appreciation:	$90,413,909

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                  The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in
Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                  Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA PERENNIAL FUND, INC.

By:	/s/ ERIC S. ENDE
Eric S. Ende, President

Date:	November 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA PERENNIAL FUND, INC.

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer

Date:	November 18, 2005